October 4, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Hartford Life Insurance Company Separate Account Eleven (“Registrant”)
	333-72042	HV-3574 - PremierSolutions Standard
	333-72042	HV-5795 - PremierSolutions Standard (Series A)
	333-72042	HV-6779 - PremierSolutions Standard (Series A-II)
	333-72042	HV-3573 - PremierSolutions Chicago Public Schools
	333-72042	HV-4899 - PremierSolutions New Jersey Institutions of Higher Education
	333-72042	HV-7969 - State of Iowa Retirement Investors Club 403(b)
	333-151805	HV-6776 - Premier Innovations(SM)
	333-151805	HV-6778 - Premier Innovations(SM) (Series II)
	333-151805	HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus and Statement of Additional Information Supplements that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on September 20, 2013.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7143.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins

Senior Legal Specialist